Intangible Assets	3 Months Ended
Mar. 31, 2026
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

5. Intangible assets

The Company’s intangible assets consisted of the following:

	March 31, 2026	December 31, 2025
Brands	$173,619	$175,649
Software development costs	1,099,732	1,083,801
Customer relationships	1,597,277	1,599,386
Computer software	44,197	46,241
Gross carrying value	$2,914,825	$2,905,077

Brands	142,022	139,345
Software development costs	845,862	823,006
Customer relationships	1,051,622	1,026,285
Computer software	42,428	42,391
Accumulated amortization	$2,081,934	$2,031,027
Intangible assets, net	$832,891	$874,050

Amortization expense on intangible assets for the three months ended March 31, 2026 and 2025, was $67,631 and $66,256, respectively. The increase in gross intangible assets during the three months ended March 31, 2026, relates to capitalized development costs and purchases of merchant portfolios.

The Company performs an impairment analysis on intangible assets with finite lives when events and circumstances have occurred that would indicate the carrying amount of intangible assets may not be recoverable. For the three months ended March 31, 2026 and 2025, impairment expenses of $152 and $644, respectively, were recognized related to software development costs which had no future economic benefit.